Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory

2. Inventory

The components of inventories are as follows (in thousands):

	June 30, 2015	December 31, 2014
Raw materials	$234	$191
Work in process	586	507
Finished goods	1,008	1,012

Total	1,828	1,710
Less: allowance for inventory obsolescence	(69)	(193)

Inventory, net	$1,759	$1,517

2. Inventory

We account for inventory using the first-in, first-out (FIFO) method for our Lifeline Cell Technology cell culture media and reagents, average cost and specific identification methods for our Lifeline Skin Care products, and specific identification method for our Lifeline Cell Technology products. We state our inventory balances at the lower of cost or market. Lab supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly. The components of inventories are as follows (in thousands):

	December 31, 2014	December 31, 2013
Raw materials	$191	$147
Work in process	507	446
Finished goods	1,012	902

Total	1,710	1,495
Less: allowance for inventory obsolescence	(193)	(126)

Inventory, net	$1,517	$1,369